Investment in joint venture	12 Months Ended
Mar. 31, 2023
Investment in joint venture

14. Investment in joint venture

The Group entered into an agreement with with Snow Leopard Pvt. Ltd (SLA) on September 28, 2012 to set up a Joint venture company Adventure and Nature Network Private Limited (ANN) to do business in adventure travel, having its principal place of business in India.

The Group contributed during the financial year ended March 31, 2023: Nil (March 31, 2022: Nil and March 31, 2021: Nil) to maintain its 50% stake in the joint venture company. Both Group and SLA have equal right in management of ANN requiring unanimous decision in board meetings and shareholder’s meetings.

Investment in joint venture is accounted for using the equity method in accordance with IAS 28 Investments in Associates and Joint Ventures in the consolidated financial statements. Summarized financial information of the joint venture, based on its IFRS financial statements, and reconciliation with the carrying amount of the investment in the consolidated financial statements are set out below:

Summarized statement of financial position of ANN:

	March 31,
	2022	2023
Current Assets
Cash and cash equivalents	664	592
Other current financial assets	1,548	1,289
Non-current liabilities
Employee benefits	(117)	(157)

Current liabilities
Borrowings	(57,700)	(58,700)
Trade and other payables	(4,073)	(10,625)
Employee benefits	(364)	(297)
Other non-financial liability	(34,758)	(34,508)

Equity	(94,800)	(102,406)
Group’s carrying amount of the investment (50%)	(47,400)	(51,203)
True-up of carrying value to group share loss*	47,400	51,203
Net carrying amount of investment	-	-

*	Upto March 31, 2023, the Group had advanced INR 57,200 (March 31, 2022: 56,200) to the joint venture. The Group has the right to set off the outstanding loan amount given by it to the joint venture against its obligation to contribute toward losses of the joint venture. As at March 31, 2023, the loan outstanding, including interest thereon, amounts to INR 73,719 (March 31, 2022: INR 72,719). The Group, based on its assessment of the expected credit loss under IFRS 9 has recorded impairment of INR 1,000 (March 31, 2022: INR 72,719 and March 31, 2021: INR Nil) in the statement of profit and loss for impairment of loan to joint venture.

The Group’s share of cumulative loss of the Joint venture in excess of the carrying value of the investment till March 31, 2023 is INR 51,203 (March 31, 2022: INR 47,400) is lower than the loan outstanding including interest thereon to the joint venture of INR 73,719 (March 31, 2022: INR 72,719) which is fully impaired.

Post impairment of loan under IFRS 9, considering the right to set off the loan with its obligation, the Group has trued-up its obligation to contribute towards the losses of the joint venture as at Mar 31, 2023, resulting in cumulative reversal of INR 51,201 (March 31, 2022: 47,400) and net reversal of INR 3,803 (March 31, 2022: INR 47,400) for the year ended March 31, 2023.

Share of loss of joint venture of INR Nil (March 31, 2022: 41,616) recognised on the face of the statement of profit or loss for the year ended March 31, 2023, comprises the net impact of the reversal of INR 3,803 (March 31, 2022: INR 47,400) and Group’s share of loss of INR 3,803 (March 31, 2022: INR 5,784).

Summarized statement of profit or loss of ANN:

	March 31,
	2021	2022	2023

Revenue	13,649	4,999	7,554
Other operating expenses, including depreciation INR Nil (March 31, 2022: INR 86 and March 31, 2021: INR 1,663)	(12,245)	(7,656)	(5,931)
Finance cost	(9,328)	(8,911)	(9,230)
Loss before tax	(7,924)	(11,568)	(7,607)
Income tax expense	-	-	-
Loss for the year	(7,924)	(11,568)	(7,607)
Group’s share of loss for the year**	(3,962)	(5,784)	(3,803)

The joint venture had contingent liabilities as at March 31, 2023: INR 4,321 (March 31, 2022: INR 4,458). The joint venture had no capital commitments as at March 31, 2023 and as at March 31, 2022. ANN can’t distribute its profits without the consent from the two venture partners.

**	Both Group and SLA have an obligation to contribute equally towards the losses of the joint venture, in excess of their respective investments. Accordingly, the Group has recognised its share of such losses for determining the Group’s cumulative obligation to contribute towards the losses.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)